Leases - Lease Cost (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Lease, Cost [Abstract]
Operating lease cost	$ 163
Amortization of ROU assets	1
Variable lease cost	7
Total lease cost	$ 171